American Century NVIT Multi Cap Value Fund
FUND SUMMARY: AMERICAN CENTURY NVIT MULTI CAP VALUE FUND
Objective
The Fund seeks capital appreciation,
and secondarily current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century NVIT Multi Cap Value Fund		Class Y Shares	Class I Shares	Class II Shares
Management Fees		0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses		0.08%	0.33%	0.33%
Total Annual Fund Operating Expenses		0.65%	0.90%	1.15%
Amount of Fee Waiver/Expense Reimbursement	[1]			(0.08%)
Total Annual Fund Operating Expenses	[2]	0.65%	0.90%	1.07%
[1]	Nationwide Variable Insurance Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.08% of the Distribution and/or Service (12b-1) Fee for Class II shares until April 30, 2014.
[2]	After Fee Waiver/Expense Reimbursement

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century NVIT Multi Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	66	208	362	810
Class I Shares	92	287	498	1,108
Class II Shares	109	357	625	1,390

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.60% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies in at least two of the following three market capitalization sizes: large-cap companies, mid-cap companies and small-cap companies. The Fund employs a "value" style of investment, which means investing in equity securities that the Fund's subadviser believes to be trading at prices that do not reflect a company's intrinsic value. The subadviser uses a bottom-up approach to identify stocks of companies that may be undervalued due to market declines, actual or anticipated bad news regarding a company or its industry, or failure of the market to perceive long-term value. To identify these companies, the subadviser looks for companies with earnings, cash flows, and/or assets that may not, in the subadviser's view, be accurately reflected in the companies' market prices. The subadviser attempts to purchase the stocks of these undervalued companies and hold each stock until its price has increased to, or is higher than, a level the subadviser believes more accurately reflects the fair value of the company. In order to generate current income, the subadviser also seeks companies that have a favorable income-paying history and for whom income payments are expected to continue or increase.

The subadviser may sell stocks if it believes:

  a stock no longer meets its valuation criteria;

  a stock's risk parameters outweigh its return opportunity;

  more attractive alternatives are identified or

  specific events alter a stock's prospects.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small- and mid-cap risks – small and mid-cap companies are usually less stable in price and less liquid than are larger, more established companies. Small- and mid-cap companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve more risk.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "growth" stocks.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the stock market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Average Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 12.34% – 4th qtr. of 2011 Worst Quarter: -13.88% – 3rd qtr. of 2011
The Fund has not commenced offering Class Y shares as of the date of this prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns American Century NVIT Multi Cap Value Fund	1 Year	Since Inception	Inception Date
Class Y shares	14.66%	16.00%	Mar. 25, 2009
Class I shares	14.66%	16.00%	Mar. 25, 2009
Class II shares	14.45%	15.78%	Mar. 25, 2009
Russell 3000® Value Index (reflects no deduction for fees and expenses)	17.55%	20.07%	Mar. 25, 2009